Goodwill And Intangible Assets	12 Months Ended
Aug. 02, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill
The following table shows the changes in the carrying amount of goodwill by business segment:

	Americas Simple Meals and Beverages	Global Biscuits and Snacks	Campbell Fresh	Total
Balance at July 28, 2013	$801	$775	$721	$2,297
Acquisition	—	140	—	140
Foreign currency translation adjustment	(7)	3	—	(4)
Balance at August 3, 2014	$794	$918	$721	$2,433
Acquisition	—	—	116	116
Foreign currency translation adjustment	(19)	(186)	—	(205)
Balance at August 2, 2015	$775	$732	$837	$2,344

In 2015, we acquired the assets of Garden Fresh Gourmet for $232, subject to post-closing adjustments. Goodwill related to the acquisition was $116. See Note 3.
In 2014, we acquired Kelsen for $331 and goodwill related to the acquisition was $140. See Note 3.
On October 28, 2013, we completed the sale of our European simple meals business. The assets and liabilities of the European business have been reflected in assets and liabilities held for sale in the Consolidated Balance Sheet as of July 28, 2013. We have reflected the results of the business as discontinued operations in the Consolidated Statements of Earnings.
In the fourth quarter of 2013, as part of our annual review of intangible assets, an impairment charge of $360 was recorded on goodwill for the simple meals business in Europe to reduce the carrying value to the implied fair value of $110. The impairment was attributable to a combination of factors, including the existence of a firm offer to purchase the business; a revised future outlook for the business, with reduced expectations for future sales and discounted cash flows, given the economic uncertainty in the region; future investments required to maintain performance; and management's assumptions on the weighted average cost of capital. Fair value was determined based on discounted cash flow analyses. The discounted estimates of future cash flows include significant management assumptions such as revenue growth rates, operating margins, weighted average cost of capital, and future economic and market conditions. The impairment charge was recorded in Earnings (loss) from discontinued operations in the Consolidated Statements of Earnings.
Intangible Assets
The following table sets forth balance sheet information for intangible assets, excluding goodwill, subject to amortization and intangible assets not subject to amortization:

Intangible Assets	2015	2014
Amortizable intangible assets
Customer relationships	$222	$178
Technology	40	40
Other	35	35
Total gross amortizable intangible assets	$297	$253
Accumulated amortization	(52)	(35)
Total net amortizable intangible assets	$245	$218
Non-amortizable intangible assets
Trademarks	960	957
Total net intangible assets	$1,205	$1,175
Non-amortizable intangible assets consist of trademarks, which include Bolthouse Farms, Pace, Plum, Kjeldsens, Garden Fresh Gourmet and Royal Dansk. Other amortizable intangible assets consist of recipes, patents, trademarks and distributor relationships.
Amortization of intangible assets of continuing operations was $17 for 2015, $18 for 2014 and $14 for 2013. Amortization expense for the next 5 years is estimated to be $20 in the fiscal periods 2016 and 2017, and $15 in 2018 through 2020. Asset useful lives range from 5 to 20 years.
In the fourth quarter of 2015, as part of our annual review of intangible assets, we recognized an impairment charge of $6 related to minor trademarks used in the Global Biscuits and Snacks segment. The trademarks were determined to be impaired as a result of a decrease in the fair value of the brands, resulting from reduced expectations for future sales and discounted cash flows in comparison to the prior year. The impairment charge was recorded in Other expenses/(income) in the Consolidated Statements of Earnings. In the fourth quarter of 2013, as part of our annual review of intangible assets, we recognized an impairment charge of $36 related to certain trademarks of the European business held for sale, including Royco, Isomitta and Heisse Tasse. The trademarks were determined to be impaired as a result of a decrease in the fair value of the brands, resulting from reduced expectations for future sales and discounted cash flows as previously discussed. The impairment charge was recorded in Earnings (loss) from discontinued operations in the Consolidated Statements of Earnings.
The discounted estimates of future cash flows used in determining the fair value of goodwill and intangible assets involve considerable management judgment and are based upon assumptions about expected future operating performance, economic conditions, market conditions and cost of capital. Inherent in estimating the future cash flows are uncertainties beyond our control, such as changes in capital markets. The actual cash flows could differ materially from management’s estimates due to changes in business conditions, operating performance and economic conditions.